Events After the Reporting Period (Narrative) (Details)							1 Months Ended			12 Months Ended
	Jul. 08, 2020 CAD ($) $ / shares shares	Jul. 07, 2020 CAD ($) $ / shares shares	Jul. 03, 2020	Jul. 03, 2020 $ / shares	Jul. 03, 2020 Share	Jul. 03, 2020 shares	Jun. 29, 2020 USD ($)	Jun. 18, 2020 CAD ($) $ / shares shares	Apr. 29, 2020 USD ($)	Mar. 31, 2020 Share $ / shares shares	Mar. 31, 2019 Share $ / shares shares	Mar. 31, 2018 Share $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued for Conversion of Debentures | shares										125,000	350,000	250,000
Number of warrants Exercised | shares										125,000	0	0
Weighted average exercise price, exercised | $ / shares										$ 0.50	$ 0	$ 0
Number of share options granted in share-based payment arrangement | Share										2,410,000	1,630,000	1,697,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares										$ 0.37	$ 0.48	$ 0.67
Weighted average remaining contractual life of outstanding share options										3 years	2 years 3 months 18 days	2 years 6 months
Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued for Conversion of Debentures | shares		112,500						250,000
Par value per share | $ / shares		$ 0.40						$ 0.40
Value of common shares issued for convertible debentures | $		$ 45,000						$ 100,000
Gross proceeds of warrant exercised | $	$ 375,000
Number of warrants Exercised | shares	750,000
Weighted average exercise price, exercised | $ / shares	$ 0.50
Paycheck Protection Program with East West Bank | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Amount received from promissory note | $									$ 361,900
Period of promissory note									two-year
Interest rate per annum									1.00%
CEO and Chairman | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Interest rate per annum							12.00%
Proceeds from loan | $							$ 100,000
Threshold limit of equity financing | $							5,000,000
Proceeds on sale of buses | $							$ 10,000,000
Explanation of terms and conditions of outstanding balances for related party transaction							On June 29, 2020 the Company received a $100,000 loan from a company that is beneficially owned by the CEO and Chairman of the Company have a maturity date that is the earlier of (i) the date that the GreenPower completes an equity financing of more than Five Million Dollars ($5,000,000) (ii) from receipt of proceeds on the sale of buses in excess of Ten Million Dollars ($10,000,000) or (iii) April 15, 2021, and bears interest at a rate of 12.0% per annum.
Employees | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | shares						360,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 0.70
Weighted average remaining contractual life of outstanding share options			5 years
Consultant | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement					100,000	100,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 0.70
Weighted average remaining contractual life of outstanding share options			2 years